Schedule of intangible assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Software development costs	$ 1,844,348	$ 2,499,461	$ 2,089,338
Accumulated amortization	(571,855)	(774,978)	(542,482)
Intangible assets, net of accumulated amortization	$ 1,272,493	$ 1,724,483	$ 1,546,856